Schedule of investments
Optimum Small-Mid Cap Growth Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.98%♦
Communication Services — 1.71%
Criteo ADR †	84,930	$3,841,384
Lions Gate Entertainment Class B †	105,210	1,925,343
ZoomInfo Technologies Class A †	79,288	4,136,455
Zynga Class A †	335,702	3,568,512
		13,471,694
Consumer Discretionary — 13.07%
Academy Sports & Outdoors †	142,639	5,882,432
American Eagle Outfitters	84,101	3,156,311
Burlington Stores †	9,039	2,910,468
Caesars Entertainment †	46,488	4,823,130
Callaway Golf †	71,671	2,417,463
Deckers Outdoor †	13,662	5,247,164
Five Below †	32,366	6,255,377
Floor & Decor Holdings Class A †	50,932	5,383,512
Fox Factory Holding †	17,374	2,704,437
Hayward Holdings †	130,618	3,398,680
International Game Technology †	279,922	6,706,931
Levi Strauss & Co. Class A	299,953	8,314,697
Media General CVR =, †	49,291	0
Meritage Homes †	52,180	4,909,094
Monro	26,545	1,685,873
Newell Brands	211,656	5,814,190
Norwegian Cruise Line Holdings †	145,083	4,266,891
Ollie's Bargain Outlet Holdings †	30,867	2,596,841
Papa John's International	28,120	2,936,853
Revolve Group †	90,176	6,213,127
Skyline Champion †	61,297	3,267,130
Sleep Number †	23,102	2,540,065
Sonos †	161,982	5,706,626
Tapestry †	131,709	5,726,707
		102,863,999
Consumer Staples — 2.68%
Coty Class A †	842,092	7,865,139
elf Beauty †	359,417	9,754,578
Performance Food Group †	71,357	3,460,101
		21,079,818
	Number of shares	Value (US $)
Common Stock♦ (continued)
Energy — 1.60%
Matador Resources	175,364	$6,314,857
Ovintiv	199,436	6,276,251
		12,591,108
Financials — 8.08%
Argo Group International Holdings	42,281	2,191,424
BRP Group Class A †	106,538	2,839,238
Essent Group	70,393	3,164,165
Evercore Class A	22,843	3,215,609
Focus Financial Partners Class A †	69,677	3,379,335
Goosehead Insurance Class A	36,712	4,673,438
OneMain Holdings	129,195	7,740,072
Open Lending Class A †	44,388	1,912,679
Palomar Holdings †	48,477	3,658,074
Signature Bank	21,203	5,208,517
Stifel Financial	56,055	3,635,727
SVB Financial Group †	16,762	9,326,880
Tradeweb Markets Class A	86,843	7,343,444
Triumph Bancorp †	41,787	3,102,685
Virtu Financial Class A	78,640	2,172,823
		63,564,110
Healthcare — 27.30%
Achilles Therapeutics ADR †	40,402	395,536
Adaptive Biotechnologies †	50,999	2,083,819
Aerie Pharmaceuticals †	187,569	3,002,980
Allscripts Healthcare Solutions †	160,614	2,972,965
Alphatec Holdings †	514,002	7,874,511
Amicus Therapeutics †	124,738	1,202,474
AMN Healthcare Services †	36,994	3,587,678
Arena Pharmaceuticals †	24,098	1,643,484
Arrowhead Pharmaceuticals †	59,787	4,951,559
AtriCure †	122,256	9,698,568
Avantor †	296,500	10,528,715
Avid Bioservices †	57,361	1,471,310
Axonics †	215,748	13,680,581
Axsome Therapeutics †	23,751	1,602,242
Blueprint Medicines †	27,696	2,436,140
Cardiovascular Systems †	61,011	2,602,119

NQ-OPTSG [6/21] 8/21 (1750252)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
Cerus †	265,423	$1,568,650
Community Health Systems †	369,084	5,698,657
CONMED	50,481	6,937,604
Cytokinetics †	73,261	1,449,835
Denali Therapeutics †	40,499	3,176,742
Emergent BioSolutions †	25,495	1,605,930
Evolent Health Class A †	124,483	2,629,081
Exact Sciences †	46,002	5,718,509
Fate Therapeutics †	61,678	5,353,034
Haemonetics †	36,150	2,409,036
HealthEquity †	33,751	2,716,280
Horizon Therapeutics †	147,913	13,850,573
ICON †	17,178	3,550,864
Immunovant †	50,351	532,210
Inspire Medical Systems †	27,104	5,238,119
Insulet †	12,551	3,445,375
Ionis Pharmaceuticals †	28,374	1,131,839
Iovance Biotherapeutics †	43,072	1,120,733
Jazz Pharmaceuticals †	34,385	6,108,151
Maravai LifeSciences Holdings Class A †	98,182	4,097,135
Mirati Therapeutics †	11,268	1,820,120
Natera †	67,845	7,702,443
Nevro †	17,625	2,922,049
Novocure †	7,745	1,717,996
Oak Street Health †	47,129	2,760,346
Omnicell †	31,310	4,741,899
OptimizeRx †	35,000	2,166,500
Option Care Health †	142,383	3,113,916
Pacira BioSciences †	31,915	1,936,602
PetIQ †	71,640	2,765,304
Phreesia †	44,415	2,722,640
PRA Health Sciences †	19,797	3,270,662
Privia Health Group †	53,608	2,378,587
SI-BONE †	254,987	8,024,441
Silk Road Medical †	73,672	3,525,942
Syneos Health †	68,483	6,128,544
Tabula Rasa HealthCare †	27,847	1,392,350
Tactile Systems Technology †	49,354	2,566,408
Theravance Biopharma †	80,381	1,167,132
Turning Point Therapeutics †	21,231	1,656,443
	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
US Physical Therapy	19,428	$2,251,122
		214,804,484
Industrials — 14.10%
A O Smith	18,676	1,345,793
Advanced Drainage Systems	27,974	3,260,929
Altra Industrial Motion	72,617	4,721,557
ASGN †	51,609	5,002,460
Atkore †	32,250	2,289,750
AZEK †	75,755	3,216,557
Boise Cascade	39,745	2,319,121
Chart Industries †	76,763	11,231,962
Clarivate †	111,663	3,074,082
Dycom Industries †	22,599	1,684,303
First Advantage †	94,320	1,877,911
FTI Consulting †	17,617	2,406,658
Generac Holdings †	8,999	3,735,935
IAA †	36,215	1,975,166
ICF International	42,856	3,765,328
KAR Auction Services †	87,723	1,539,539
KBR	87,365	3,332,975
Knight-Swift Transportation Holdings	49,323	2,242,224
Kratos Defense & Security Solutions †	80,236	2,285,924
Masonite International †	29,833	3,335,031
Mercury Systems †	45,559	3,019,650
Middleby †	51,931	8,997,565
Nielsen Holdings	115,001	2,837,075
Oshkosh	34,861	4,345,075
PGT Innovations †	88,435	2,054,345
Schneider National Class B	91,408	1,989,952
Spirit AeroSystems Holdings Class A	150,014	7,079,161
SPX †	66,520	4,063,042
Sun Country Airlines Holdings †	73,259	2,711,316
Trex †	51,151	5,228,144
Wabash National	117,970	1,887,520
Woodward	17,218	2,115,748
		110,971,798
Information Technology — 24.94%
Alliance Data Systems	69,815	7,274,025
Ambarella †	80,393	8,572,306
Arista Networks †	24,245	8,784,206
Bill.com Holdings †	12,417	2,274,546

2    NQ-OPTSG [6/21] 8/21 (1750252)

(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Black Knight †	48,744	$3,801,057
Box Class A †	161,674	4,130,771
Ciena †	85,494	4,863,754
CMC Materials	15,827	2,385,762
CommScope Holding †	338,724	7,218,208
Cornerstone OnDemand †	55,090	2,841,542
Cree †	53,102	5,200,279
CyberArk Software †	22,498	2,930,814
DoubleVerify Holdings †	36,851	1,560,271
Dynatrace †	107,018	6,251,991
Enphase Energy †	25,465	4,676,138
Entegris	51,979	6,391,858
Evo Payments Class A †	97,824	2,713,638
Five9 †	31,376	5,754,045
FormFactor †	51,117	1,863,726
Itron †	29,456	2,945,011
Littelfuse	17,278	4,402,262
LiveRamp Holdings †	62,208	2,914,445
Lumentum Holdings †	34,990	2,870,230
MACOM Technology Solutions Holdings †	82,747	5,302,428
Manhattan Associates †	57,228	8,288,903
Mimecast †	56,471	2,995,786
MongoDB †	17,874	6,461,808
Nutanix Class A †	250,251	9,564,593
Onto Innovation †	42,622	3,113,111
PagerDuty †	89,003	3,789,748
PAR Technology †	37,268	2,606,524
PTC †	44,096	6,229,001
Silicon Motion Technology ADR	42,642	2,733,352
Sprout Social Class A †	27,934	2,497,858
SS&C Technologies Holdings	69,976	5,042,471
Synaptics †	19,214	2,989,314
Telos †	48,437	1,647,342
Teradyne	24,296	3,254,692
Verra Mobility †	147,921	2,273,546
WEX †	10,791	2,092,375
Zendesk †	105,563	15,236,964
Zscaler †	21,610	4,669,057
Zuora Class A †	164,983	2,845,957
		196,255,715
Materials — 3.65%
Eagle Materials	21,278	3,023,817
Element Solutions	545,865	12,762,324
Livent †	220,656	4,271,900
	Number of shares	Value (US $)
Common Stock♦ (continued)
Materials (continued)
Orion Engineered Carbons †	135,165	$2,566,783
Steel Dynamics	43,964	2,620,254
Summit Materials Class A †	98,840	3,444,574
		28,689,652
Real Estate — 0.85%
Compass Class A †	117,466	1,543,503
QTS Realty Trust Class A	32,693	2,527,169
Ryman Hospitality Properties †	32,803	2,590,125
		6,660,797
Total Common Stock (cost $601,709,741)		770,953,175

Convertible Preferred Stock — 0.07%
Honest Series D =, †, π	15,249	531,123
Total Convertible Preferred Stock (cost $697,718)		531,123

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25 †, π	399	11,555
Total Warrant (cost $0)		11,555

Short-Term Investments — 1.55%
Money Market Mutual Funds — 1.55%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	3,050,682	3,050,682
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	3,050,683	3,050,683
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	3,050,682	3,050,682

NQ-OPTSG [6/21] 8/21 (1750252)    3

Schedule of investments
Optimum Small-Mid Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	3,050,682	$3,050,682
Total Short-Term Investments (cost $12,202,729)		12,202,729

Total Value of Securities—99.60% (cost $614,610,188)		783,698,582
Receivables and Other Assets Net of Liabilities—0.40%		3,160,878
Net Assets Applicable to 37,368,458 Shares Outstanding—100.00%		$786,859,460
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $542,678 which represented percentage of 0.07% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
DraftKings strike price $25, expiration date 4/23/25	5/18/20	$—	$11,555
Honest Series D	8/3/15	697,718	531,123
Total		$697,718	$542,678
Summary of abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights
GS – Goldman Sachs

4    NQ-OPTSG [6/21] 8/21 (1750252)